Employee benefits - Summary of Change in Plan Assets for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 GBP (£)	Mar. 31, 2018 INR (₨)
Remeasurements
Defined benefit pension plan amendment cost/(credit)			₨ (1,479.3)		₨ 36,090.1
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Beginning of the year		₨ 60,263.9
Service cost	$ 158.4	11,980.0	14,490.5		18,561.3
Remeasurements
Actuarial (gains)/losses arising from changes in demographic assumptions	7.9	594.9	(4,533.1)		(17,990.4)
Return on plan assets, (excluding amount included in net Interest expense)	386.8	29,266.9	23,626.2		(9,974.6)
Actuarial (gains)/losses arising from changes in financial assumptions	(626.3)	(47,390.2)	49,653.7		(30,177.8)
Actuarial (gains)/losses arising from changes in experience adjustments on plan liabilities	(166.0)	(12,563.2)	3,276.9		(8,487.5)
Defined benefit pension plan amendment cost/(credit)	(5.2)	(396.6)	(3,799.0)	£ 16.5	36,090.1
End of the year	(470.9)	(35,622.7)	60,263.9
Jaguar Land Rover Pension plan [member] | Present value of defined benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	10,343.8	782,664.9	767,800.4
Service cost	158.3	11,980.0	14,490.5
Interest cost	242.2	18,327.9	19,814.7
Remeasurements
Actuarial (gains)/losses arising from changes in demographic assumptions	7.9	594.9	(4,533.1)
Actuarial (gains)/losses arising from changes in financial assumptions	(626.3)	(47,390.2)	49,653.7
Actuarial (gains)/losses arising from changes in experience adjustments on plan liabilities	(166.0)	(12,563.2)	3,276.9
Defined benefit pension plan amendment cost/(credit)	5.2	396.6	3,799.0
Benefits paid	(648.8)	(49,089.1)	(56,573.7)
Member contributions	1.8	133.4	135.8
Foreign currency translation	308.8	23,366.3	(15,199.3)
End of the year	9,626.9	728,421.5	782,664.9		767,800.4
Jaguar Land Rover Pension plan [member] | Plan assets [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	9,547.4	722,401.0	727,378.9
Interest cost	226.5	17,139.1	19,040.2
Remeasurements
Return on plan assets, (excluding amount included in net Interest expense)	386.8	29,266.9	23,626.2
Employer's contributions	274.8	20,792.9	24,078.1
Benefits paid	(648.8)	(49,089.1)	(56,573.7)
Member contributions	1.8	133.4	135.8
Expenses paid	(18.7)	(1,416.8)	(1,186.5)
Foreign currency translation	328.0	24,816.8	(14,098.0)
End of the year	$ 10,097.8	₨ 764,044.2	₨ 722,401.0		₨ 727,378.9